Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of related party [Abstract]
Disclosure of transactions between related parties	Remuneration of key management (includes members of the Board and executive team) for the years ended:

	For the years ended
Expense by nature for the years ended:	December 31, 2024	December 31, 2023

Salaries and short-term employee benefits	9.9	9.1
Share-based payments	18.5	16.6
	$28.4	$25.7